Consolidated Statements of Net Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Net sales	$ 8,803.4		$ 8,266.7		$ 8,232.4
Cost of sales	(7,098.8)		(6,620.5)		(6,504.5)
Gross profit	1,704.6		1,646.2		1,727.9
Selling, general and administrative expenses	(389.9)		(366.7)		(368.7)
Research, development and engineering expenses, net	(489.3)		(455.4)		(441.5)
Amortization of intangibles	(20.4)		(20.2)		(18.6)
Other income (expense), net	(43.6)		(98.5)		(9.9)
Operating income	761.4		705.4		889.2
Equity in earnings of affiliates, net of tax	7.3		8.1		6.8
Interest income	3.9		3.4		4.9
Interest expense	(32.9)		(41.7)		(62.0)
Loss on extinguishment of debt					(6.2)
Other financial items, net	(5.7)		(6.6)		(4.4)
Income before income taxes	734.0		668.6		828.3
Income tax expense	(244.1)		(183.0)		(201.3)
Net income	489.9	[1]	485.6	[1]	627.0	[1]
Less: Net income attributable to non-controlling interest	4.1		2.5		3.6
Net income attributable to controlling interest	$ 485.8		$ 483.1		$ 623.4
Earnings per common share
- basic	$ 5.09		$ 5.17		$ 6.99
- assuming dilution	$ 5.07		$ 5.08		$ 6.65
Weighted average number of shares
- basic	95.5		93.5		89.2
- assuming dilution	95.9		95.1		93.7
Cash dividend per share-declared	$ 2.02		$ 1.94		$ 1.78
Cash dividend per share-paid	$ 2.00		$ 1.89		$ 1.73

[1]	See Note 13 for further details - includes tax effects where applicable.